Fair value measurements - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment, at fair value	$ 26,016	$ 38,367
Level 1 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment, at fair value	26,016	38,367
Level 3 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment, at fair value	0	$ 0
Level 3 | Fair Value, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable, fair value disclosure	372,200
Notes receivable, fair value disclosure	$ 566,800